Share-Based Payments (Details) - Schedule of Range of Exercise Prices and the Remaining Contractual Life	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)		10 years
Range of exercise prices per share (in Dollars per share)	$ 0.0001	$ 0.0001
Number of Share Options	990,687	2,879,571		144,797
Bottom of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	2 years 3 months	2 years 9 months
Top of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	2 years 6 months	3 years